Note 13 - Loans and receivables - Debt Securities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Loans And Receivables Debt Securities Line Items
Total gross Debt Securities	€ 10,354	€ 11,226	€ 10,526
Impairment losses Debt Securities	(15)	(17)	(10)
Debt Securities Loans and Advances	10,339	11,209	10,516
General Government [Member]
Disclosure Of Loans And Receivables Debt Securities Line Items
Total gross Debt Securities	4,412	4,709	3,275
Credit Institutions [Member]
Disclosure Of Loans And Receivables Debt Securities Line Items
Total gross Debt Securities	31	37	125
Other Issuers [Member]
Disclosure Of Loans And Receivables Debt Securities Line Items
Total gross Debt Securities	€ 5,911	€ 6,481	€ 7,126